6. Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary of premises and equipment
	2014	2013

Land	$ 9,150	$ 9,150
Bank Premises	14,071	14,061
Equipment	14,201	13,355
	37,422	36,566
Less: accumulated depreciation	17,200	16,378
Construction in progress	14	-
	$ 20,236	$ 20,188